Loss per share	9 Months Ended
Sep. 30, 2022
Earnings per share [abstract]
Loss per share	Loss per share

	Three Months Ended September 30,		Nine Months Ended September 30,
(in KUSD, except per share amounts)	2022	2021	2022	2021
Loss attributable to owners	(50,608)	(71,549)	(131,643)	(195,645)
Weighted average number of shares outstanding	78,372,680	76,739,770	77,374,388	76,730,117
Basic and diluted loss per share	(0.65)	(0.93)	(1.70)	(2.55)
For the three and nine months ended September 30, 2022 and 2021, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the Equity Incentive Plan 2019, as the effect of including those shares would be anti-dilutive.
Potentially dilutive securities that were not included in the diluted per share calculations because the effect of including them would be anti-dilutive were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Equity Incentive Plan 2019 - Share Options	9,725,094	6,326,518	8,625,415	5,759,262
Equity Incentive Plan 2019 - RSUs	2,473,429	594,955	1,731,530	451,761
Conversion of the principal amount of convertible loans into the Company’s common shares	—	4,412,840	—	3,682,066
Outstanding warrants	2,470,068	—	832,404	—
	14,668,591	11,334,313	11,189,349	9,893,089
The 2022 ESPP share activity was not presented as the effects were not material.